Concentrations (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Concentrations [Line Items]
Customer revenue (in Dollars)	$ 139,149			$ 344,018
Customer representing revenue (in Dollars)			$ 234,800
Largest Customer [Member]
Concentrations [Line Items]
Receivables (in Dollars)			49
Due from customer (in Dollars)			$ 7,500
Customer Concentration Risk [Member] | Largest Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Revenue percentage		14.00%	34.00%	54.00%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Revenue percentage				45.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Revenue percentage				9.00%
Supplier Concentration Risk [Member] | Revenue Benchmark [Member] | Three Suppliers [Member]
Concentrations [Line Items]
Revenue percentage	78.00%	66.00%	73.00%	64.00%